MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS October 31, 1998
                                                       Two World Trade Center,
                                                       New York, New York 10048

DEAR SHAREHOLDER:

We are pleased to present the annual report on the operations of Morgan Stanley Dean Witter Insured Municipal Income Trust (IIM) for the fiscal year ended October 31, 1998.

On December 21, 1998, after the close of the period under review, the Trust changed its name from InterCapital Insured Municipal Income Trust to Morgan Stanley Dean Witter Insured Municipal Income Trust. Information on the name change was mailed to shareholders in mid-December under separate cover.

Since our last report six months ago, global financial turmoil, including the Russian currency crisis, has continued to affect the securities markets. This led to a flight-to-quality rally for U.S. Treasury bonds, with yields falling to 30-year lows. Municipal bond yields declined, but lagged the downward trend of Treasury yields.

The deflationary impact of the international financial crisis began to temper U.S. economic growth prior to the summer's tumultuous market activity. Lower commodity prices, cheaper imports and improved

    [THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE
           DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE
                           PURPOSE OF EDGAR FILING.]

Date                 AAA Ins            Tsy            % Relationship
----                 -------            ---            --------------
12/31/93              5.40%            6.34%               85.17%
01/31/94              5.40             6.24                86.54%
02/28/94              5.80             6.66                87.09%
03/31/94              6.40             7.09                90.27%
04/29/94              6.35             7.32                86.75%
05/31/94              6.25             7.43                84.12%
06/30/94              6.50             7.61                85.41%
07/29/94              6.25             7.39                84.57%
08/31/94              6.30             7.45                84.56%
09/30/94              6.55             7.81                83.87%
10/31/94              6.75             7.96                84.80%
11/30/94              7.00             8.00                87.50%
12/30/94              6.75             7.88                85.66%
01/31/95              6.40             7.70                83.12%
02/28/95              6.15             7.44                82.66%
03/31/95              6.15             7.43                82.77%
04/28/95              6.20             7.34                84.47%
05/31/95              5.80             6.66                87.09%
06/30/95              6.10             6.62                92.15%
07/31/95              6.10             6.86                88.92%
08/31/95              6.00             6.66                90.09%
09/29/95              5.95             6.48                91.82%
10/31/95              5.75             6.33                90.84%
11/30/95              5.50             6.14                89.58%
12/29/95              5.35             5.94                90.07%
01/31/96              5.40             6.03                89.55%
02/29/96              5.60             6.46                86.69%
03/29/96              5.85             6.66                87.84%
04/30/96              5.95             6.89                86.36%
05/31/96              6.05             6.99                86.55%
06/28/96              5.90             6.89                85.63%
07/31/96              5.85             6.97                83.93%
08/30/96              5.90             7.11                82.98%
09/30/96              5.70             6.93                82.25%
10/31/96              5.65             6.64                85.09%
11/29/96              5.50             6.35                86.61%
12/31/96              5.60             6.63                84.46%
01/31/97              5.70             6.79                83.95%
02/28/97              5.65             6.80                83.09%
03/31/97              5.90             7.10                83.10%
04/30/97              5.75             6.94                82.85%
05/30/97              5.65             6.91                81.77%
06/30/97              5.60             6.78                82.60%
07/30/97              5.30             6.30                84.13%
08/31/97              5.50             6.61                83.21%
09/30/97              5.40             6.40                84.38%
10/31/97              5.35             6.15                86.99%
11/30/97              5.30             6.05                87.60%
12/31/97              5.15             5.92                86.99%
01/31/98              5.15             5.80                88.79%
02/28/98              5.20             5.92                87.84%
03/31/98              5.25             5.93                88.53%
04/30/98              5.35             5.95                89.92%
05/29/98              5.20             5.80                89.66%
06/30/98              5.20             5.65                92.04%
07/31/98              5.18             5.71                90.72%
08/31/98              5.03             5.27                95.45%
09/30/98              4.95             5.00                99.00%
10/31/98              5.05             5.16                97.87%

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS October 31, 1998, continued

productivity offset the potential inflationary impact of strong domestic employment. With inflation held in check, the Federal Reserve Board provided liquidity to the markets by lowering short-term interest rates. Since the end of September, the Federal Reserve Open Market Committee cut the federal funds rate 75 basis points from 5.50 percent to 4.75 percent in three separate moves.


MUNICIPAL MARKET CONDITIONS

Municipal bond yields followed the downward trend of Treasury yields at a more moderate pace. At the end of October, long-term insured municipal index yields stood at 5.05 percent, index yields declined 30 basis points over the last 12 months. In contrast, 30-year U.S. Treasury bond yields fell 100 basis points during the same period.

As municipals lagged the rally in Treasuries, the ratio of municipal yields to Treasury yields rose sharply to 98 percent. (A rising ratio means that municipals have underperformed Treasuries and have become more attractive on a relative basis.) This increase was similar to the jump witnessed in 1986, when tax-reform proposals threatened the favorable tax advantage of municipal bonds.


The overall decline in interest rates has led to a substantial increase in new-issue municipal volume. Municipal issuance is on a pace to challenge 1993's underwriting record of $292 billion. Year-to-date, total municipal volume of $234 billion is up 32 percent. Half the underwriting volume was enhanced with bond insurance. Refundings represented 30 percent of total new issuance.


PERFORMANCE

The Trust's net asset value (NAV) increased from $14.69 to $15.47 per share during the fiscal year ended October 31, 1998. Based on this NAV change plus reinvestment of tax-free dividends of $0.785 per share, the Trust's total NAV return was 11.41 percent. IIM's price on the New York Stock Exchange moved from $13.25 to $14.8125 per share. Based on this change in market price plus reinvestment of dividends, the Trust's total market return was 18.27 percent. On October 31, 1998, the Trust traded at a 4.25 percent discount to NAV.

Monthly dividends for the fourth quarter of 1998 were declared in September. Beginning with the October 1998 dividend, the monthly dividend was raised from $0.065 per share to $0.07 per share, to more closely reflect the Trust's anticipated income. The level of undistributed net investment income increased from $0.122 to $0.144 per share.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS October 31, 1998, continued

                             AS OF OCTOBER 31, 1998

    [THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE
           DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE
                           PURPOSE OF EDGAR FILING.]

           [PIE CHART]                        [PIE CHART]

LARGEST SECTORS AS OF             CREDIT ENHANCEMENTS AS OF
OCTOBER 31, 1998                  OCTOBER 31, 1998
------------------------------    -----------------------------------
CATAGORY
--------
Electric                  18%     MBIA                           39%
Water & Sewer             13%     AMBAC                          26%
IDR/PCR*                  11%     FGIC                           19%
Hospital                  11%     FSA                            16%
Mortgage                   9%
Refunded                   9%     TOTAL                         100%
General Obligation         8%
Transportation             6%     As measured by Moody's Investors Service Inc.
All Others                15%     or Standard & Poor's Corp.

Total                    100%     Portfolio structure is subject to change.

*Industrial Development/
 Pollution Control Revenue.

Portfolio structure is subject
to change.


    [THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE
           DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE
                           PURPOSE OF EDGAR FILING.]

       [BAR GRAPH]

CALL STRUCTURE AS OF
OCTOBER 31, 1998
--------------------------------------
CALL DATES
----------
1998                       0%
1999                       0%
2000                       2%
2001                       0%
2002                      15%
2003                      59%
2004                       4%
2005                       2%
2006                       1%
2007                       1%
2008                       4%
2009+                     12%

Weighted Average Call Protection: 7 Years

Portfolio structure is subject to change.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS October 31, 1998, continued

PORTFOLIO STRUCTURE

The Trust remained fully invested in long-term municipal bonds during the fiscal year. Investments were diversified among 12 long-term sectors and 73 credits. As illustrated in the accompanying chart, the distribution of call dates in the portfolio produced 7 years of weighted average call protection.

The Trust's weighted average maturity was 21 years. Average duration (a measure of price volatility to interest rate changes) was 6 years. To assure the timely payment of principal and interest, each position in the portfolio was backed by triple "A" rated bond insurance.


THE IMPACT OF LEVERAGING

As discussed in previous reports, the total income available for distribution to common shareholders includes incremental income provided by the Trust's outstanding Auction Rate Preferred Shares (ARPS). ARPS dividends reflect prevailing short-term interest rates on maturities normally ranging from one week to one year. Incremental income to common shareholders depends on two factors. The first factor is the amount of ARPS outstanding, while the second is the spread between the portfolio's cost yield and ARPS expenses (ARPS auction rate and expenses). The greater the spread and the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to common shareholders. The level of net investment income available for distribution to common shareholders varies with the level of short-term interest rates.

During the 12-month period, ARPS leverage contributed approximately $0.08 per share to common share earnings. Weekly ARPS yields ranged between 2.99 and 5.125 percent. Five ARPS series totaling $155 million represented 26 percent of net assets.


LOOKING AHEAD

Global economic conditions seem likely to keep inflationary pressures under control and have contributed to lower interest rates. The fixed-income markets have also begun to anticipate the possibility of additional monetary easing by the Fed. With the municipal relationship to Treasuries more favorable than it has been in the last 10 years, the outlook for municipal bonds is positive.

The Trust's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps to support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS October 31, 1998, continued

may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including their purchase in the open market or in privately negotiated transactions. During the fiscal year, the Trust purchased and retired 1,150,500 shares of common stock at a weighted average market discount of 8.69 percent.

We appreciate your ongoing support of Morgan Stanley Dean Witter Insured Municipal Income Trust and look forward to continuing to serve your investment needs.


Very truly yours,







/s/ CHARLES A. FIUMEFREDDO
--------------------------
CHARLES A. FIUMEFREDDO
Chairman of the Board

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
RESULTS OF ANNUAL MEETING (unaudited)


                                     * * *

On October 20, 1998, an annual meeting of the Trust's shareholders was held for the purpose of voting on three separate matters, the results of which were as follows:

(1) ELECTION OF TRUSTEE BY ALL SHAREHOLDERS:

Michael Bozic


  For ..............   21,169,262
  Withheld .........      446,933

(2) ELECTION OF TRUSTEE BY PREFERRED SHAREHOLDERS:

Charles A. Fiumefreddo


  For ..............   2,471
  Withheld .........       5

The following Trustees were not standing for reelection at this meeting: Edwin
J. Garn, John R. Haire, Wayne C. Hedien, Dr. Manuel H. Johnson, Michael E. Nugent, Philip J. Purcell and John L. Schroeder.


(3) RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE TRUST'S INDEPENDENT ACCOUNTANTS:


  For .............   20,995,310
  Against .........      138,707
  Abstain .........      482,178

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS October 31, 1998


 PRINCIPAL
 AMOUNT IN                                                                                  COUPON   MATURITY
 THOUSANDS                                                                                   RATE      DATE         VALUE
-----------                                                                                -------- ---------- ---------------
            TAX-EXEMPT MUNICIPAL BONDS (98.0%)
            General Obligation (7.7%)
            District of Columbia,
 $  5,000     Refg Ser 1993 B (AMBAC) .................................................... 5.50 %   06/01/09    $  5,421,600
    6,000     Refg Ser 1993 B (FSA) ...................................................... 5.50     06/01/10       6,514,260
   10,000   Cook County, Illinois, Ser B (FGIC) .......................................... 5.50     11/15/22      10,475,200
    5,000   River Rouge School District, Michigan, 1993 Bldg & Site Unltd Tax (FSA) ...... 5.625    05/01/22       5,257,000
    3,000   Vicksburg Community Schools, Michigan, 1993 Refg (MBIA) ...................... 5.625    05/01/20       3,165,450
    6,000   Clark County Sanitation District, Nevada, Refg 1993 (FGIC) ................... 5.70     07/01/12       6,453,480
    8,000   Washoe County, Nevada, Reno -- Sparks Convention Ltd Tax Ser 1993 A
              (FGIC) ..................................................................... 5.75     07/01/22       8,585,360
 --------                                                                                                       ------------
   43,000                                                                                                         45,872,350
 --------                                                                                                       ------------
            Educational Facilities Revenue (5.2%)
    4,000   Alabama State University, General Tuition & Fee Ser 1993 (MBIA) .............. 5.70     05/01/15       4,240,960
    3,000   District of Columbia, American Association for the Advancement of
              Science Ser 1997 (AMBAC) ................................................... 5.125    01/01/27       2,993,130
    4,000   Illinois Educational Facilities Authority, DePaul University Refg Ser 1997
              (AMBAC) .................................................................... 5.50     10/01/19       4,228,680
    4,000   Indiana University, Student Fee Ser J (FGIC) ................................. 5.00     08/01/18       3,979,800
   10,000   Wayne State University, Michigan, Ser 1993 (AMBAC) ........................... 5.50     11/15/18      10,331,400
            Rhode Island Health & Educational Building Corporation,
    2,500     Providence College Ser 1993 (MBIA) ......................................... 5.60     11/01/15       2,623,525
    2,500     Providence College Ser 1993 (MBIA) ......................................... 5.60     11/01/22       2,648,225
 --------                                                                                                       ------------
   30,000                                                                                                         31,045,720
 --------                                                                                                       ------------
            Electric Revenue (18.4%)
   16,000   Redding, California, Ser 1993 A COPs (FGIC) .................................. 5.684    06/01/19      16,797,920
            Massachusetts Municipal Wholesale Electric Company,
    6,000     1993 Ser A (AMBAC) ......................................................... 5.00     07/01/10       6,174,300
   10,000     1993 Ser A (AMBAC) ......................................................... 5.45     07/01/18      10,389,800
   20,000   North Carolina Municipal Power Agency #1, Catawba Ser 1993 (MBIA) ............ 5.60     01/01/20      20,799,799
    4,000   Piedmont Municipal Power Agency, South Carolina, Refg Ser 1993 (MBIA) ........ 5.375    01/01/25       4,247,600
   15,000   South Carolina Public Service Authority, 1993 Refg Ser A (MBIA) .............. 5.50     07/01/21      15,676,050
    6,000   Lower Colorado River Authority, Texas, Jr Lien Refg 4th Ser (FSA) ............ 5.625    01/01/17       6,234,900
    8,000   Texas Municipal Power Agency, Refg Ser 1993 (MBIA) ........................... 5.25     09/01/12       8,356,560
   10,000   Washington Public Power Supply System, Nuclear Proj #1 Refg Ser 1993 A
            (MBIA) ....................................................................... 5.70     07/01/17      10,413,900
   10,000   Wisconsin Public Power Incorporated, Refg Ser 1993 A (AMBAC) ................. 5.25     07/01/21      10,094,400
 --------                                                                                                       ------------
  105,000                                                                                                        109,185,229
 --------                                                                                                       ------------
            Hospital Revenue (11.0%)
    2,100   District of Columbia, Children's Hospital Refg Ser 1992 A (FGIC) ............. 6.25     07/15/10       2,289,756
    5,000   Sarasota County Public Hospital Board, Florida, Sarasota Memorial Hospital
              Refg Ser 1998 B (MBIA) ..................................................... 5.25     07/01/24       5,194,050
    8,000   Fulton-DeKalb Hospital Authority, Georgia, Grady Memorial Hospital
              Refg Ser 1993 (MBIA) ....................................................... 5.50     01/01/20       8,311,200

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS October 31, 1998, continued


 PRINCIPAL
 AMOUNT IN                                                                                    COUPON   MATURITY
 THOUSANDS                                                                                     RATE      DATE         VALUE
-----------                                                                                  -------- ---------- ---------------
 $  4,000   Indiana Health Facilities Financing Authority, Deaconess Hospital Inc
              Refg Ser 1993 (MBIA) ......................................................... 5.75 %   03/01/15    $  4,227,560
    5,000   Kentucky Economic Development Finance Authority, St Elizabeth Medical
              Center Inc Ser 1993 A (FGIC) ................................................. 6.00     12/01/22       5,479,400
    3,935   Maine Health & Higher Educational Facilities Authority, Ser 1993 A (FSA) ....... 5.50     07/01/23       4,074,456
    5,000   Massachusetts Health & Educational Facilities Authority, Lahey Clinic
              Medical Center Ser B (MBIA) .................................................. 5.625    07/01/15       5,253,050
    5,000   Missouri Health & Educational Facilities Authority, SSM Health Care
              Ser 1998 A (MBIA) ............................................................ 5.00     06/01/22       4,904,750
    5,000   Washington County Hospital Authority, Pennsylvania, Washington Hospital
              Ser 1993 (AMBAC) ............................................................. 5.625    07/01/23       5,226,900
    4,000   Chattanooga-Hamilton County Hospital Authority, Tennessee, Erlanger
              Medical Center Refg Ser 1993 (FSA) ........................................... 5.50     10/01/13       4,312,560
    5,075   Amarillo Health Facilities Corporation, Texas, Baptist St Anthony's Hospital
              Ser 1998 (FSA) ............................................................... 5.50     01/01/17       5,400,308
    5,000   Washington Health Care Facilities, Swedish Health Services Ser 1998
              (AMBAC) ...................................................................... 5.125    11/15/22       4,928,500
    5,500   Wisconsin Health & Educational Facilities Authority, Sisters of the
              Sorrowful Mother Health Care Ser AA (MBIA) ................................... 6.25     06/01/20       5,975,860
 --------                                                                                                         ------------
   62,610                                                                                                           65,578,350
 --------                                                                                                         ------------
            Industrial Development/Pollution Control Revenue (11.3%)
    7,500   Adams County, Colorado, Public Service Co of Colorado Refg 1993 Ser A
              (MBIA) ....................................................................... 5.875    04/01/14       8,098,725
    4,000   St Johns County Industrial Development Authority, Florida, Professional
              Golf Hall of Fame Ser 1996 (MBIA) ............................................ 5.875    09/01/23       4,335,920
   12,000   Indiana Development Finance Authority, PSI Energy Inc Ser 1993 B (AMT)
              (MBIA) ....................................................................... 5.75     02/15/28      12,558,720
    4,900   Monroe County, Michigan, Detroit Edison Co Ser CC (AMT) (MBIA) ................. 6.55     06/01/24       5,426,211
    5,400   Forsyth, Montana, Puget Sound Power & Light Co Ser 1993 (MBIA) ................. 5.875    04/01/20       5,810,616
              Washoe County, Nevada, Sierra Pacific Power Co
    3,000   Ser 1987 (AMBAC) ............................................................... 6.30     12/01/14       3,267,690
    5,000   Ser 1990 (AMT) (MBIA) .......................................................... 6.65     06/01/17       5,521,800
    6,000   New York State Energy Research & Development Authority,
              Brooklyn Union Gas Co Ser D-1 & 2 (AMT) (MBIA) ............................... 5.635    07/08/26       6,199,380
   15,000   Brazos River Authority, Texas, Texas Utilities Electric Co Ser 1993 A
              (AMT) (AMBAC) ................................................................ 6.05     04/01/25      16,168,200
 --------                                                                                                         ------------
   62,800                                                                                                           67,387,262
 --------                                                                                                         ------------
            Mortgage Revenue - Multi-Family (1.5%)
    8,675   West Virginia Housing Development Fund, Ser A (AMBAC) .......................... 5.65     11/01/21       8,947,829
 --------                                                                                                         ------------
            Mortgage Revenue - Single Family (7.6%)
    3,000   Alaska Housing Finance Corporation, Governmental 1995 Ser A (MBIA) ............. 5.875    12/01/24       3,162,780
   16,015   Connecticut Housing Finance Authority, 1992 Ser A-2 (AMT)
              (Secondary FSA) .............................................................. 6.05     11/15/25      16,678,982
    1,195   Maine Housing Authority, Mortgage Purchase 1990 Ser A- 6 (AMT)
              (Secondary MBIA) ............................................................. 6.35     11/15/22       1,261,538

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS October 31, 1998, continued


 PRINCIPAL
 AMOUNT IN                                                                                   COUPON   MATURITY
 THOUSANDS                                                                                    RATE      DATE         VALUE
-----------                                                                                 -------- ---------- ---------------
 $ 13,000   New Jersey Housing & Mortgage Finance Agency, Home Buyer
              1990 Ser F-3 (AMT) (MBIA) ................................................... 5.95 %   04/01/25    $ 13,383,240
   10,000   Virginia Housing Development Authority, 1992 Ser B (AMT)
              (Secondary FSA) ............................................................. 6.30     01/01/27      10,477,700
 --------                                                                                                        ------------
   43,210                                                                                                          44,964,240
 --------                                                                                                        ------------
            Public Facilities Revenue (4.4%)
   10,000   California Public Works Board, Corrections Refg 1993 Ser A (AMBAC) ............ 5.00     12/01/19      10,183,000
    5,000   Florida Department of Management Services, Pool Refg Ser 1992 (AMBAC) ......... 5.40     09/01/14       5,323,300
   10,000   Marion County Convention & Recreational Facilities Authority, Indiana,
              Excise Tax Refg Ser 1993 A (AMBAC) .......................................... 5.50     06/01/21      10,426,600
 --------                                                                                                        ------------
   25,000                                                                                                          25,932,900
 --------                                                                                                        ------------
            Student Loan Revenue (3.3%)
   18,000   Pennsylvania Higher Education Assistance Agency, 1988 Ser D (AMT)
              (AMBAC) ..................................................................... 6.05     01/01/19      19,367,460
                                                                                                                 ------------
            Transportation Facilities Revenue (5.9%)
    5,000   Tucson, Arizona, Street & Highway Jr Lien Refg Ser 1993 (MBIA) ................ 5.50     07/01/12       5,363,900
    5,000   Chicago, Illinois, Chicago-O'Hare Int'l Airport Second Lien Refg 1993 Ser A
              (AMT) (MBIA) ................................................................ 5.60     01/01/18       5,184,050
    3,000   Kentucky Turnpike Authority, Econ Dev Road Revitalization Refg Ser 1993
              (AMBAC) ..................................................................... 5.50     07/01/11       3,226,290
    2,000   Minneapolis-St Paul Metropolitan Airports Commission, Minnesota,
              Ser 1998 A (AMBAC) .......................................................... 5.00     01/01/30       1,968,800
   10,000   Pennsylvania Turnpike Commission, Refg Ser O 1992 (FGIC) ...................... 5.50     12/01/17      10,349,200
    3,000   North Texas Tollway Authority, Dallas North Tollway Ser 1998 (FGIC) ........... 4.75     01/01/29       2,856,720
    4,000   Salt Lake City, Utah, Airport Refg Ser 1993 B (FGIC) .......................... 5.875    12/01/18       4,223,560
    2,000   Richmond Metropolitan Authority, Virginia, Expressway 1992 Ser B (FGIC) ....... 6.25     07/15/22       2,188,060
 --------                                                                                                        ------------
   34,000                                                                                                          35,360,580
 --------                                                                                                        ------------
            Water & Sewer Revenue (12.7%)
   15,000   Central Lake County Joint Action Water Agency, Illinois, Refg Ser 1993
              (FGIC) ...................................................................... 5.375    05/01/20      15,283,950
   10,000   Louisville & Jefferson County Metropolitan Sewer District, Kentucky,
              Ser 1993 (MBIA) ............................................................. 5.30     05/15/19      10,187,700
    3,000   Detroit, Michigan, Sewage Refg Ser 1993 A (FGIC) .............................. 5.70     07/01/13       3,244,890
    5,000   Grand Rapids, Michigan, Sewer Impr & Refg Ser 1998 A (FGIC) ................... 4.75     01/01/28       4,757,350
    5,000   Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA) ...................... 5.00     01/01/23       4,944,350
   15,000   Houston, Texas, Water & Sewer 1992 Ser C (MBIA) ............................... 5.75     12/01/15      15,890,100
            Seattle, Washington,
   10,000     Sewer, Refg Ser Y (FGIC) .................................................... 5.70     01/01/15      10,715,900
    5,000     Sewer, Refg Ser X (FGIC) .................................................... 5.50     01/01/16       5,195,450
    5,000   West Virginia Water Development Authority, Loan Program II
              Refg Ser A-II (FSA) ......................................................... 5.50     11/01/23       5,239,350
 --------                                                                                                        ------------
   73,000                                                                                                          75,459,040
 --------                                                                                                        ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS October 31, 1998, continued


 PRINCIPAL
 AMOUNT IN                                                                                     COUPON      MATURITY
 THOUSANDS                                                                                      RATE         DATE         VALUE
-----------                                                                                  ----------- ------------ -------------
            Refunded (9.0%)
 $  5,000   Indianapolis, Indiana, Gas Utility Ser 1994 A (AMBAC) .........................    5.875%      06/01/04+  $  5,566,450
   13,700   Louisiana Public Facilities Authority, Our Lady of the Lake Regional
              Medical Center Ser 1993 D & E (FSA) .........................................    5.90        05/28/04+    15,224,673
    6,065   Maine Health & Higher Educational Facilities Authority, Ser 1993 A (FSA)
              (ETM) .......................................................................    5.50        07/01/23      6,284,371
    5,000   Allegheny County Hospital Development Authority, Pennsylvania,
              Pittsburgh Mercy Health Ser 1996 (AMBAC) (ETM) ..............................    5.625       08/15/18      5,516,650
   10,000   Rhode Island Depositors Economic Protection Corporation, Refg 1992 Ser B
              (MBIA) (ETM) ................................................................    6.00        08/01/17     11,000,000
    4,360   Piedmont Municipal Power Agency, South Carolina, Refg Ser 1993 (MBIA)
              (ETM) .......................................................................    5.375       01/01/25      4,679,414
            Shelby County Health, Educational & Housing Facility Board, Tennessee,
    5,000     LeBonheur Children's Medical Center Inc Ser D (MBIA) (ETM) ..................    5.50        08/15/19      5,429,150
 --------                                                                                                             ------------
   49,125                                                                                                               53,700,708
 --------                                                                                                             ------------
  554,420   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $544,057,730) ....................................       582,801,668
 --------                                                                                                             ------------
            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (0.2%)
      500   California Pollution Control Financing Authority, Pacific Gas & Electric Co
              Ser 1996 F (Demand 11/02/98) ................................................    3.60*      11/01/26         500,000
    1,000   Missouri Health & Educational Facilities Authority, Washington University
 --------     Ser 1996 C (Demand 11/02/98) ................................................    3.70*      09/01/30       1,000,000
                                                                                                                      ------------
    1,500   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS
 --------   (Identified Cost $1,500,000) .......................................................................         1,500,000
                                                                                                                      ------------
 $555,920   TOTAL INVESTMENTS (Identified Cost $545,557,730) (a) ..........................                98.2%       584,301,668
 ========
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ................................                 1.8         10,504,970
                                                                                                          -----       ------------
            NET ASSETS ....................................................................               100.0%      $594,806,638
                                                                                                          =====       ============

---------------
AMT    Alternative Minimum Tax.
COPs   Certificates of Participation.
ETM    Escrowed to maturity.
 +     Prerefunded to call date shown.
 *     Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $38,766,433 and the aggregate gross unrealized depreciation is $22,495, resulting in net unrealized appreciation of $38,743,938.

Bond Insurance:
---------------

AMBAC  AMBAC Indemnity Corporation.
FGIC   Financial Guaranty Insurance Company.
FSA    Financial Security Assurance Inc.
MBIA   Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS October 31, 1998, continued



                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets
                                October 31, 1998



   Alabama   ....................       0.7%
   Alaska .......................       0.5
   Arizona ......................       0.9
   California  ..................       4.6
   Colorado   ...................       1.4
   Connecticut ..................       2.8
   District of Columbia .........       2.9
   Florida ......................       2.5
   Georgia ......................       1.4
   Illinois  ....................       5.9
   Indiana   ....................       6.2
   Kentucky .....................       3.2


   Louisiana  ...................       2.6%
   Maine   ......................       2.0
   Massachusetts  ...............       3.7
   Michigan .....................       5.4
   Minnesota   ..................       0.3
   Missouri .....................       1.0
   Montana ......................       1.0
   Nevada   .....................       4.0
   New Jersey  ..................       2.3
   New York  ....................       1.1
   North Carolina   .............       3.5
   Ohio .........................       0.8


   Pennsylvania .................       5.9%
   Rhode Island .................       2.7
   South Carolina ...............       4.1
   Tennessee ....................       1.6
   Texas   ......................       9.2
   Utah .........................       0.7
   Virginia  ....................       2.1
   Washington   .................       6.1
   West Virginia ................       2.4
   Wisconsin ....................       2.7
                                       ----
   Total  .......................      98.2%
                                       ====

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
October 31, 1998

ASSETS:
Investments in securities, at value
   (identified cost $545,557,730) ................   $584,301,668
Cash .............................................        600,739
Interest receivable ..............................     10,229,460
Prepaid expenses .................................        315,930
                                                     ------------
     TOTAL ASSETS ................................    595,447,797
                                                     ------------
LIABILITIES:
Payable for:
     Dividends to preferred shareholders .........        332,048
     Investment management fee ...................        206,568
Accrued expenses .................................        102,543
                                                     ------------
     TOTAL LIABILITIES ...........................        641,159
                                                     ------------
     NET ASSETS ..................................   $594,806,638
                                                     ============
COMPOSITION OF NET ASSETS:
Preferred shares of beneficial interest
   (1,000,000 shares authorized of
   non-participating $.01 par value, 3,100
   shares outstanding) ...........................   $155,000,000
                                                     ------------
Common shares of beneficial interest
   (unlimited shares authorized of
   $.01 par value, 28,433,013 shares
   outstanding) ..................................    408,240,415
Net unrealized appreciation ......................     38,743,938
Accumulated undistributed net investment
   income ........................................      4,081,583
Accumulated net realized loss ....................    (11,259,298)
                                                     ------------
     NET ASSETS APPLICABLE TO COMMON
        SHAREHOLDERS .............................    439,806,638
                                                     ------------
     TOTAL NET ASSETS ............................   $594,806,638
                                                     ============
NET ASSET VALUE PER COMMON SHARE
   ($439,806,638 divided by 28,433,013
   common shares outstanding) ....................         $15.47
                                                           ======

STATEMENT OF OPERATIONS
For the year ended October 31, 1998

NET INVESTMENT INCOME:

INTEREST INCOME ...............................    $32,021,231
                                                   -----------
EXPENSES
Investment management fee .....................      2,081,427
Auction commission fees .......................        506,378
Transfer agent fees and expenses ..............        142,925
Professional fees .............................         95,664
Shareholder reports and notices ...............         48,156
Auction agent fees ............................         41,001
Registration fees .............................         32,965
Custodian fees ................................         27,690
Trustees' fees and expenses ...................         19,071
Organizational expenses .......................          2,324
Other .........................................         46,849
                                                   -----------
     TOTAL EXPENSES ...........................      3,044,450

Less: expense offset ..........................        (27,518)
                                                   -----------
     NET EXPENSES .............................      3,016,932
                                                   -----------
     NET INVESTMENT INCOME ....................     29,004,299
                                                   -----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain .............................      3,722,951
Net change in unrealized appreciation .........     16,764,229
                                                   -----------
     NET GAIN .................................     20,487,180
                                                   -----------
NET INCREASE ..................................    $49,491,479
                                                   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                        FOR THE YEAR       FOR THE YEAR
                                                            ENDED             ENDED
                                                      OCTOBER 31, 1998   OCTOBER 31, 1997
                                                     ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income ..............................   $  29,004,299      $  30,175,414
Net realized gain ..................................       3,722,951            228,854
Net change in unrealized appreciation ..............      16,764,229         21,025,515
                                                       -------------      -------------
   NET INCREASE ....................................      49,491,479         51,429,783
                                                       -------------      -------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT
INCOME:
Preferred ..........................................      (5,734,332)        (5,619,615)
Common .............................................     (22,792,814)       (23,735,459)
                                                       -------------      -------------
   TOTAL ...........................................     (28,527,146)       (29,355,074)
                                                       -------------      -------------
Decrease from transactions in common shares of
  beneficial interest ..............................     (15,886,137)       (23,362,060)
                                                       -------------      -------------
   NET INCREASE (DECREASE) .........................       5,078,196         (1,287,351)

NET ASSETS:
Beginning of period ................................     589,728,442        591,015,793
                                                       -------------      -------------
   END OF PERIOD
   (Including undistributed net investment income of
   $4,081,583 and $3,604,430, respectively).........   $ 594,806,638      $ 589,728,442
                                                       =============      =============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS October 31, 1998



1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Insured Municipal Income Trust (the "Trust"), formerly InterCapital Insured Municipal Income Trust (the Trust changed its name effective December 21, 1998), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on March 12, 1992 and commenced operations on February 26, 1993.


The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Trust that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.


C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS October 31, 1998, continued

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


E. ORGANIZATIONAL EXPENSES -- Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., paid the organizational expenses of the Trust's common shares in the amount of $36,000 which have been reimbursed for the full amount thereof. Such expenses were deferred and fully amortized as of February 26, 1998.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Trust pays the Investment Manager a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets.

Under the terms of the Agreement, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.


3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 1998 aggregated $39,289,488 and $55,340,647, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Trust's transfer agent. At October 31, 1998, the Trust had transfer agent fees and expenses payable of approximately $1,500.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS October 31, 1998, continued

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,934. At October 31, 1998, the Trust had an accrued pension liability of $34,906 which is included in accrued expenses in the Statement of Assets and Liabilities.


4. PREFERRED SHARES OF BENEFICIAL INTEREST

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series 1 through 5 Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures.


                            AMOUNT                       RESET          RANGE OF
 SERIES     SHARES*     IN THOUSANDS*       RATE*        DATE       DIVIDEND RATES**
--------   ---------   ---------------   ----------   ----------   -----------------
    1          400         $20,000           3.10%    11/02/98      2.99% -- 5.125%
    2          900          45,000           3.52     09/07/99      3.52  -- 3.80
    3        1,000          50,000           3.58     07/12/99      3.58  -- 3.84
    4          400          20,000           3.20     11/02/98      3.20  -- 5.125
    5          400          20,000           3.15     11/02/98      3.15  -- 5.00

---------------
*     As of October 31, 1998.

**    For the year ended October 31, 1998.

Subsequent to October 31, 1998 and up through December 21, 1998, the Trust paid dividends to each of the Series 1 through 5 at rates ranging from 2.99% to 3.58% in the aggregate amount of $852,848.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS October 31, 1998, continued

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.


5. COMMON SHARES OF BENEFICIAL INTEREST

Transactions in common shares of beneficial interest were as follows:



                                                                                                           CAPITAL
                                                                                                           PAID IN
                                                                                               PAR        EXCESS OF
                                                                                SHARES        VALUE       PAR VALUE
                                                                           --------------- ----------- ---------------
Balance, October 31, 1996 ................................................    31,465,813    $ 314,658   $ 447,173,954
Treasury shares purchased and retired (weighted average discount 11.49%)*     (1,882,300)     (18,823)    (23,343,237)
                                                                              ----------    ---------   -------------
Balance, October 31, 1997 ................................................    29,583,513      295,835     423,830,717
Treasury shares purchased and retired (weighted average discount 8.69%)* .    (1,150,500)     (11,505)    (15,874,632)
                                                                              ----------    ---------   -------------
Balance, October 31, 1998 ................................................    28,433,013    $ 284,330   $ 407,956,085
                                                                              ==========    =========   =============

---------------
*     The Trustees have voted to retire the shares purchased.


6. FEDERAL INCOME TAX STATUS

During the year ended October 31, 1998, the Trust utilized approximately $3,723,000 of its net capital loss carryover. At October 31, 1998, the Trust had a net capital loss carryover of approximately $11,259,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through October 31 of the following years:

           AMOUNT IN THOUSANDS
   ---------------------------------
     2002          2003         2004
     ----          ----         ----
   $6,226        $4,412         $621
   ======        ======         ====

7. DIVIDENDS TO COMMON SHAREHOLDERS

On September 29, 1998, the Trust declared the following dividends from net investment income:

     AMOUNT              RECORD               PAYABLE
    PER SHARE             DATE                 DATE
    ---------             ----                 ----
     $0.070        November 6, 1998     November 20, 1998
     $0.070        December 4, 1998     December 18, 1998

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:



                                                                       FOR THE YEAR ENDED
                                                                          OCTOBER 31*
                                                                    ------------------------
                                                                      1998            1997
                                                                      ----            ----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ...........................     $14.69           $13.86
                                                                    -------           ------
Net investment income ..........................................       1.00             1.00
Net realized and unrealized gain (loss) ........................       0.71             0.70
                                                                    -------           ------
Total from investment operations ...............................       1.71             1.70
                                                                    -------           ------
Less dividends from:
 Net investment income .........................................      (0.78)           (0.78)
 Common share equivalent of dividends paid to preferred
  shareholders .................................................      (0.20)           (0.19)
                                                                    -------           ------
Total dividends ................................................      (0.98)           (0.97)
                                                                    -------           ------
Anti-dilutive effect of acquiring treasury shares ..............       0.05             0.10
                                                                    -------           ------
Offering costs charged against capital .........................       --               --
                                                                    -------           ------
Net asset value, end of period .................................     $15.47           $14.69
                                                                    =======           ======
Market value, end of period ....................................    $14.813           $13.25
                                                                    =======           ======
TOTAL INVESTMENT RETURN+ .......................................      18.27%           21.21%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:
Total expenses .................................................       0.69%            0.68%(1)
Net investment income before preferred stock dividends .........       6.60%            7.04%
Preferred stock dividends ......................................       1.30%            1.31%
Net investment income available to common shareholders .........       5.30%            5.73%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ........................   $594,807         $589,728
Asset coverage on preferred shares at end of period ............        383%             380%
Portfolio turnover rate ........................................          7%               2%

                                                                       FOR THE YEAR ENDED OCTOBER 31*
                                                                 ------------------------------------------
                                                                      1996          1995           1994
                                                                 ------------- -------------- -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ...........................     $13.69           $11.41      $14.95
                                                                    -------           ------     -------
Net investment income ..........................................       0.97             0.96        1.10
Net realized and unrealized gain (loss) ........................      (0.01)            2.22       (3.53)
                                                                    -------           ------     -------
Total from investment operations ...............................       0.96             3.18       (2.43)
                                                                    -------           ------     -------
Less dividends from:
 Net investment income .........................................      (0.75)           (0.80)      (0.90)
 Common share equivalent of dividends paid to preferred
  shareholders .................................................      (0.17)           (0.16)      (0.21)
                                                                    -------           ------     -------
Total dividends ................................................      (0.92)           (0.96)      (1.11)
                                                                    -------           ------     -------
Anti-dilutive effect of acquiring treasury shares ..............       0.13             0.06        0.01
                                                                    -------           ------     -------
Offering costs charged against capital .........................       --               --         (0.01)
                                                                    -------           ------     -------
Net asset value, end of period .................................     $13.86           $13.69      $11.41
                                                                    =======           ======     =======
Market value, end of period ....................................    $11.625           $11.50     $10.375
                                                                    =======           ======     =======
TOTAL INVESTMENT RETURN+ .......................................       7.81%           19.11%     (25.81)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:
Total expenses .................................................       0.68%(1)         0.71%(1)    0.80%
Net investment income before preferred stock dividends .........       7.06%            7.51%       8.23%
Preferred stock dividends ......................................       1.25%            1.38%       1.55%
Net investment income available to common shareholders .........       5.81%            6.13%       6.68%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ........................   $591,016         $612,839    $592,759
Asset coverage on preferred shares at end of period ............        381%             395%        304%
Portfolio turnover rate ........................................          1%               1%          7%

-------------
 * The per share amounts were computed using an average number of shares outstanding during the period.
 + Total investment return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(1) Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Insured Municipal Income Trust (the "Trust"), formerly InterCapital Insured Municipal Income Trust, at October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
December 21, 1998

                       1998 FEDERAL TAX NOTICE (unaudited)

  For the year ended October 31, 1998, all of the Trust's dividends from net investment income received by both common and preferred shareholder classes were exempt interest dividends, excludable from gross income for Federal income tax purposes.

TRUSTEES
-------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS
-------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT
--------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS
--------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER
--------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048






MORGAN STANLEY
DEAN WITTER
INSURED
MUNICIPAL
INCOME TRUST



ANNUAL REPORT
OCTOBER 31, 1998